Fictisious Loan #	Borrower Name	Original Loan Amount	State	Note Date	Occupancy	Purpose	QM Status	Overall Grade	Credit Grade	Credit Exceptions	Credit Exception Information	Credit Exception Comments	Property Grade	Property Exceptions	Property Exception Information	Property Exception Comments	Compliance Grade	Compliance Exceptions	Compliance Exception Information	Compliance Exception Comments	Compliance Comp Factors	Compensating Factors	Subject to Predatory - Unable to Test	Category	Fitch Final Compliance Grade	Moody's Final Compliance Grade	DBRS Final Compliance Grade
900453	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	1				1				2	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B	B
900590	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Rate/Term		3	3	[3] Application / Processing - Missing Document: 1003 Final not provided			1				3
[3] Closing / Title - Missing Final HUD-1: Missing Final HUD-1.  Estimated HUD1 used for any applicable Federal, State or Local compliance testing.
 [2] Federal Compliance - FACTA Disclosure Not Provided Prior to Closing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

Closing / Title - Missing Final HUD-1: A violation of RESPA does not impair the validity of a loan or expose a true secondary market purchaser of a loan to assignee liability or rescission of the loan. While there are no express private rights of action under either Section 4 or 5 of RESPA, originators who violate these provisions are subject to enforcement action by a host of federal and state governmental authorities, and face the possible imposition of civil money penalties. Further, originators who violate Sections 4 and 5 of RESPA could be subject to claims arising under state law, such as state deceptive acts and practices statutes.

 Federal Compliance - FACTA Disclosure Not Provided Prior to Closing: There is no Assignee Liability.
																							Yes	TR Indeterminable	D	D	D
900182	XXXX XXXX	XXXX	XX	XXXX	Primary	Purchase		1	1				1				1							-	A	A	A
900183	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: 1003 Final not provided [3] Application / Processing - Missing Document: Flood Certificate not provided			1				2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-	B	B	B
900174	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Cash-out - Other		2	1				1				2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date. [2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.			Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B	B
900176	XXXX XXXX	XXXX	XX	XXXX	Primary	Purchase		2	1				1				2	[2] Miscellaneous Compliance - Initial TIL not provided						-	B	B	B
900222	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: 1003 Final not provided [3] Closing / Title - Title: Evidence of title is missing			1				3
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XXXX , prior to three (3) business days from transaction date of XXXX .
[3] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 3, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
 [2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX  which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 3, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

 Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.
																								TILA SOL Expired	B	B	B
900177	XXXX XXXX	XXXX	XX	XXXX	Primary	Purchase		1	1				1				1							-	A	A	A
900178	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Rate/Term		3	3	[3] Application / Processing - Missing Document: 1003 Final not provided [3] Application / Processing - Missing Document: Flood Certificate not provided [3] Application / Processing - Missing Valuation:	Missing Appraisal.		1				3
[3] Closing / Title - Missing Final HUD-1: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Unable to test rescission due to missing information.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
 [2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX  which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date.

General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.: Missing appraisal.

Closing / Title - Missing Final HUD-1: A violation of RESPA does not impair the validity of a loan or expose a true secondary market purchaser of a loan to assignee liability or rescission of the loan. While there are no express private rights of action under either Section 4 or 5 of RESPA, originators who violate these provisions are subject to enforcement action by a host of federal and state governmental authorities, and face the possible imposition of civil money penalties. Further, originators who violate Sections 4 and 5 of RESPA could be subject to claims arising under state law, such as state deceptive acts and practices statutes.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

 Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.
																							Yes	TR Indeterminable	D	D	D
900179	XXXX XXXX	XXXX	XX	XXXX	UTD	UTD UTD		3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation:	Missing appraisal.		1				3
[3] Closing / Title - Missing Document: Note - Subject Lien not provided
[3] Closing / Title - TILA - Final TIL Missing
[3] Closing / Title - Missing Final HUD-1
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Miscellaneous Compliance - Initial TIL not provided
 [2] Loss Mitigation Document Check - Missing Document: 1003 Initial - Lender's not provided
																					Closing / Title - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Indeterminable (UAL State)	D	D	D
900175	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Rate/Term		3	1				1				3
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXXX is underdisclosed from calculated Finance Charge of $XXXX  in the amount of $XXXX .
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XXXX , prior to three (3) business days from transaction date of XXXX .
 [3] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
																			Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of amount financed.
Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

 Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.
																								TILA SOL Expired	B	B	B
900180	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Cash-out - Other		3	1				1				3
[3] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[3] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
 [2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date.

Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

 Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
																								TILA SOL Expired	B	B	B
900181	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Rate/Term		3	1				1				3
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXXX is underdisclosed from calculated Finance Charge of $XXXX in the amount of $XXX.
																			Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization did not disclose an origination fee of $XX and a wire fee of $XX as prepaid finance charges
Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
																								TILA SOL Expired	B	B	B
900214	XXXX XXXX	XXXX	XX	XXXX	Primary	Purchase		3	3	[3] Closing / Title - Title: Evidence of title is missing			1				1							-	A	A	A
900184	XXXX XXXX	XXXX	XX	XXXX	Primary	Purchase		3	3	[3] Closing / Title - Title: Evidence of title is missing			1				1							-	A	A	A
900185	XXXX XXXX	XXXX	XX	XXXX	Primary	Purchase		3	3	[3] Closing / Title - Title: Evidence of title is missing			1				2	[2] Federal Compliance - Notice of Special Flood Hazard Disclosure Missing: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure for property located in a flood zone.			Federal Compliance - Notice of Special Flood Hazard Disclosure Missing: Liability for violations cannot be transferred to a subsequent purchaser of a loan.			-	B	B	B
900186	XXXX XXXX	XXXX	XX	XXXX	Primary	Purchase		3	3	[3] Closing / Title - Title: Evidence of title is missing			1				1							-	A	A	A
900187	XXXX XXXX	XXXX	XX	XXXX	Primary	Purchase		1	1				1				1							-	A	A	A
900188	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Rate/Term		3	3	[3] Application / Processing - Missing Document: 1003 Final not provided			1				2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B	B
900215	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Cash-out - Other		3	1				1				3
[3] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of XX% is underdisclosed from calculated APR of XX% outside of 0.125% tolerance.
 [3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXXX is underdisclosed from calculated Finance Charge of $XXXX in the amount of $XXX.
																			Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization did not disclose an Application fee of $XXX as prepaid finance charge.
Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

 Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
																								TILA SOL Expired	B	B	B
900189	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Cash-out - Other		1	1				1				1							-	A	A	A
900190	XXXX XXXX	XXXX	XX	XXXX	Primary	Purchase		2	1				1				2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date. [2] Miscellaneous Compliance - Initial TIL not provided						-	B	B	B
900191	XXXX XXXX	XXXX	XX	XXXX	Second Home	Purchase		1	1				1				1							-	A	A	A
900192	XXXX XXXX	XXXX	XX	XXXX	Primary	Purchase		3	3	[3] Closing / Title - Title: Evidence of title is missing			1				1							-	A	A	A
900217	XXXX XXXX	XXXX	XX	XXXX	Primary	Purchase		3	3	[3] Closing / Title - Title: Evidence of title is missing			1				1							-	A	A	A
900193	XXXX XXXX	XXXX	XX	XXXX	Second Home	Purchase		3	3	[3] Closing / Title - Title: Evidence of title is missing			1				1							-	A	A	A
900194	XXXX XXXX	XXXX	XX	XXXX	Primary	Purchase		3	3	[3] Closing / Title - Title: Evidence of title is missing			1				1							-	A	A	A
900218	XXXX XXXX	XXXX	XX	XXXX	Primary	Purchase		3	3	[3] Application / Processing - Missing Document: Flood Certificate not provided			1				1							-	A	A	A
900195	XXXX XXXX	XXXX	XX	XXXX	Primary	Purchase		2	1				1				2	[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.			State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.			-	B	B	B
900196	XXXX XXXX	XXXX	XX	XXXX	Primary	Purchase		1	1				1				1							-	A	A	A
900197	XXXX XXXX	XXXX	XX	XXXX	Primary	Purchase		3	3	[3] Closing / Title - Title: Evidence of title is missing			1				2	[2] State Compliance - Georgia Home Loan (Arbitration Clause): Georgia Home Loan: Mortgage loan contains an unfair or oppressive arbitration clause. [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
State Compliance - Georgia Home Loan (Arbitration Clause): Assignee Liability: Purchasers and assignees of high cost home loans are subject to all affirmative claims and any defenses the borrower could assert against the original creditor or home improvement contractor where a home loan was made, arranged or assigned by the home improvement contractor. However, the foregoing does not apply to loans other than high cost home loans unless applicable law requires a certificate of occupancy, inspection or completion to be obtained and said certificate is not obtained.  The statute provides for damages which may include: (i) actual damages; (ii) statutory damages equal to the recovery of twice the interest paid and forfeiture of interest for any violation relating to the financing of insurance or recommendation of default, loan flipping or any of the high cost prohibited terms and practices; (iii) punitive damages; (iv) costs and attorneys' fees; (v) injunctive, declaratory and other equitable relief; (vi) rescission for violations of the flipping, insurance, and encouragement of default provisions as well as the high cost home loan provisions; (vii) administrative penalties; and (viii) criminal penalties.
																								-	B	B	B
900219	XXXX XXXX	XXXX	XX	XXXX	Primary	Purchase		3	3	[3] Closing / Title - Title: Evidence of title is missing			1				1							-	A	A	A
900198	XXXX XXXX	XXXX	XX	XXXX	Primary	Purchase		1	1				1				1							-	A	A	A
900199	XXXX XXXX	XXXX	XX	XXXX	Investment	Purchase		1	1				1				1							-	A	A	A
900200	XXXX XXXX	XXXX	XX	XXXX	Primary	Purchase		1	1				1				1							-	A	A	A
900221	XXXX XXXX	XXXX	XX	XXXX	Primary	Purchase		2	1				1				2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Miscellaneous Compliance - Initial TIL not provided			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-	B	B	B
900201	XXXX XXXX	XXXX	XX	XXXX	Second Home	Purchase		1	1				1				1							-	A	A	A
900202	XXXX XXXX	XXXX	XX	XXXX	Primary	Purchase		1	1				1				1							-	A	A	A
900203	XXXX XXXX	XXXX	XX	XXXX	Primary	Purchase		3	3	[3] Closing / Title - Title: Evidence of title is missing			1				1							-	A	A	A
900204	XXXX XXXX	XXXX	XX	XXXX	Primary	Purchase		3	3	[3] Closing / Title - Title: Evidence of title is missing			1				1							-	A	A	A
900216	XXXX XXXX	XXXX	XX	XXXX	Primary	Purchase		3	3	[3] Closing / Title - Title: Evidence of title is missing			1				1							-	A	A	A
900205	XXXX XXXX	XXXX	XX	XXXX	Primary	Purchase		1	1				1				1							-	A	A	A
900206	XXXX XXXX	XXXX	XX	XXXX	Primary	Purchase		3	3	[3] Closing / Title - Title: Evidence of title is missing			1				1							-	A	A	A
900207	XXXX XXXX	XXXX	XX	XXXX	Primary	Purchase		1	1				1				1							-	A	A	A
900208	XXXX XXXX	XXXX	XX	XXXX	Primary	Purchase		1	1				1				1							-	A	A	A
900209	XXXX XXXX	XXXX	XX	XXXX	Primary	Purchase		3	1				1				3
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
 [2] Miscellaneous Compliance - Initial TIL not provided

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

 Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.
																							Tested	TR Tested	B	B	B
900210	XXXX XXXX	XXXX	XX	XXXX	Primary	Purchase		3	3	[3] Closing / Title - Title: Evidence of title is missing			1				1							-	A	A	A
900211	XXXX XXXX	XXXX	XX	XXXX	Primary	Purchase		1	1				1				1							-	A	A	A
900212	XXXX XXXX	XXXX	XX	XXXX	Primary	Purchase		3	3	[3] Closing / Title - Title: Evidence of title is missing			1				1							-	A	A	A
900213	XXXX XXXX	XXXX	XX	XXXX	Second Home	Purchase		1	1				1				1							-	A	A	A
900220	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Rate/Term		3	3	[3] Application / Processing - Missing Document: 1003 Final not provided [3] Closing / Title - Title: Evidence of title is missing			1				3
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
 [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 1, 4, 6, or 11): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.)

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

 Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 1, 4, 6, or 11): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.
																							Tested	TR Tested	B	B	B
900169	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: 1003 Final not provided [3] Application / Processing - Missing Document: Flood Certificate not provided [3] Application / Processing - Missing Valuation: [3] Closing / Title - Title: Evidence of title is missing	Missing Appraisal.		1				3
[3] Closing / Title - Missing Final HUD-1: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date.
 [2] Federal Compliance - (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail.

Closing / Title - Missing Final HUD-1: A violation of RESPA does not impair the validity of a loan or expose a true secondary market purchaser of a loan to assignee liability or rescission of the loan. While there are no express private rights of action under either Section 4 or 5 of RESPA, originators who violate these provisions are subject to enforcement action by a host of federal and state governmental authorities, and face the possible imposition of civil money penalties. Further, originators who violate Sections 4 and 5 of RESPA could be subject to claims arising under state law, such as state deceptive acts and practices statutes.

Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

 Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
																							Yes	TR Indeterminable	D	D	D
900170	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Rate/Term		3	3	[3] Application / Processing - Missing Document: 1003 Final not provided [3] Application / Processing - Missing Valuation:	Missing Appraisal		1				3
[3] Closing / Title - Missing Final HUD-1: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date.
 [2] Federal Compliance - (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail.

Closing / Title - Missing Final HUD-1: A violation of RESPA does not impair the validity of a loan or expose a true secondary market purchaser of a loan to assignee liability or rescission of the loan. While there are no express private rights of action under either Section 4 or 5 of RESPA, originators who violate these provisions are subject to enforcement action by a host of federal and state governmental authorities, and face the possible imposition of civil money penalties. Further, originators who violate Sections 4 and 5 of RESPA could be subject to claims arising under state law, such as state deceptive acts and practices statutes.

Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

 Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
																							Yes	TR Indeterminable	D	D	D
900171	XXXX XXXX	XXXX	XX	XXXX	Primary	Purchase		2	1				1				2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date. [2] Miscellaneous Compliance - Initial TIL not provided [2] State Compliance - Note Error: Note late charge percentage exceeds maximum per state	State Compliance - Note Error: Note late charge percentage exceeds maximum per state: Late charge not allowed per state (IL) - max late charge for IL is 5% - note states 10%					-	B	B	B
900172	XXXX XXXX	XXXX	XX	XXXX	Primary	Purchase		2	1				1				2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-	B	B	B
900173	XXXX XXXX	XXXX	XX	XXXX	Primary	Purchase		3	3	[3] Application / Processing - Missing Document: 1003 Final not provided [3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Application / Processing - Missing Document: Flood Certificate not provided [3] Application / Processing - Missing Valuation:	Missing Appraisal		1				3
[3] Closing / Title - Missing Final HUD-1: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date.
[2] Miscellaneous Compliance - Initial TIL not provided
 [2] Federal Compliance - (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail.

Closing / Title - Missing Final HUD-1: A violation of RESPA does not impair the validity of a loan or expose a true secondary market purchaser of a loan to assignee liability or rescission of the loan. While there are no express private rights of action under either Section 4 or 5 of RESPA, originators who violate these provisions are subject to enforcement action by a host of federal and state governmental authorities, and face the possible imposition of civil money penalties. Further, originators who violate Sections 4 and 5 of RESPA could be subject to claims arising under state law, such as state deceptive acts and practices statutes.

Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

 Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.
																							No	TNR Testing Not Required	D	D	D
900322	XXXX XXXX	XXXX	XX	XXXX	Primary	Purchase		3	1				1				3	[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required	B	B	B
900323	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Cash-out - Other		3	3	[3] Closing / Title - Title: Evidence of title is missing			1				2
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date.
[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.
 [2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

 State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.
																								-	B	B	B
900324	XXXX XXXX	XXXX	XX	XXXX	Primary	Purchase		3	1				1				3
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXXX is underdisclosed from calculated Finance Charge of $XXXX in the amount of $XXX.
 [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
																			Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of amount financed.
Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

 Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.
																								TILA SOL Expired	B	B	B
900325	XXXX XXXX	XXXX	XX	XXXX	Primary	Construction-Permanent		3	3	[3] Application / Processing - Missing Document: Flood Certificate not provided			1				3
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXXX is underdisclosed from calculated Finance Charge of $XXXX in the amount of $XXX.
 [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
																			Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine source of under-disclosure due to missing TIL itemization.
Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

 Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.
																								TILA SOL Expired	B	B	B
900326	XXXX XXXX	XXXX	XX	XXXX	Primary	Purchase		3	3	[3] Application / Processing - Missing Document: Flood Certificate not provided			1				3	[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required	B	B	B
900327	XXXX XXXX	XXXX	XX	XXXX	Second Home	Purchase		3	3	[3] Application / Processing - Missing Document: Flood Certificate not provided			1				3
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXXX is underdisclosed from calculated Finance Charge of $XXXX in the amount of $XXXX.
[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date.
 [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
																			Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine source of under-disclosure due to missing TIL itemization.
Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

 Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.
																								TILA SOL Expired	B	B	B
900328	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Flood Certificate not provided			1				2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date. [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: The regulations do not clarify the enforcement provisions of Mass. Gen. L. c. 183. Accordingly, the consequences of a compliance failure remain unclear.  In particular, it is probable that a violation of the "borrower's interest" standard can be raised as a defense to, or otherwise impede, foreclosure.  Also, it is possible that a violation of the "borrower's interest" standard would constitute a violation of the Massachusetts unfair and deceptive acts and practices statute.

 State Compliance - Massachusetts Home Loan - Loan Does Not Qualify for Safe Harbor/Exemption from MA Borrower Interest Requirement: The regulations do not clarify the enforcement provisions of Mass. Gen. L. c. 183. Accordingly, the consequences of a compliance failure remain unclear.  In particular, it is probable that a violation of the "borrower's interest" standard can be raised as a defense to, or otherwise impede, foreclosure.  Also, it is possible that a violation of the "borrower's interest" standard would constitute a violation of the Massachusetts unfair and deceptive acts and practices statute.
																								-	B	B	B
900329	XXXX XXXX	XXXX	XX	XXXX	Primary	Purchase		3	1				1				3
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXXX is underdisclosed from calculated Finance Charge of $XXXX in the amount of $XXXX.
 [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
																			Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of amount financed
Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

 Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.
																								TILA SOL Expired	B	B	B
900321	XXXX XXXX	XXXX	XX	XXXX	Primary	Purchase		1	1				1				1							-	A	A	A
900330	XXXX XXXX	XXXX	XX	XXXX	Primary	Purchase		2	1				1				2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-	B	B	B
900331	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Cash-out - Other		1	1				1				1							-	A	A	A
900332	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Flood Certificate not provided			1				3
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXXX is underdisclosed from calculated Finance Charge of $XXXX in the amount of $XXXX.
																			Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of amount financed.
Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
																								TILA SOL Expired	B	B	B
900320	XXXX XXXX	XXXX	XX	XXXX	Primary	Purchase		3	3	[3] Closing / Title - Title: Evidence of title is missing			1				3
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXXX is underdisclosed from calculated Finance Charge of $XXXX in the amount of $XXXX.
 [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
																			Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of amount financed.
Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

 Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.
																								TILA SOL Expired	B	B	B
900333	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Closing / Title - Title: Evidence of title is missing			1				2	[2] Miscellaneous Compliance - Initial TIL not provided						-	B	B	B
900334	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing			1				3
[3] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[3] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Rescind occurs prior to expected date(s).
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
 [2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of  XXXX which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date.

General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.: Missing Validation.

Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

 Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.
																								TILA SOL Expired	B	B	B
900335	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: 1003 Final not provided			1				3
[3] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[3] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Acknowledgement of Borrower Receipt of Notice of Special Flood Hazard Disclosure Missing: FDPA Notification Rule: Creditor did not retain record of borrower's receipt of Notice of Special Flood Hazard Disclosure.
[2] Federal Compliance - Notice of Special Flood Hazard Disclosure Missing: Unable to determine compliance of Notice of Special Flood Hazard Disclosure due to missing information.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date.
 [2] Federal Compliance - (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail.

Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - Acknowledgement of Borrower Receipt of Notice of Special Flood Hazard Disclosure Missing: Liability for violations cannot be transferred to a subsequent purchaser of a loan.

 Federal Compliance - Notice of Special Flood Hazard Disclosure Missing: Liability for violations cannot be transferred to a subsequent purchaser of a loan.
																								TILA SOL Expired	B	B	B
900336	XXXX XXXX	XXXX	XX	XXXX	Primary	Purchase		3	3	[3] Application / Processing - Missing Document: 1003 Final not provided [3] Closing / Title - Title: Evidence of title is missing			1				3
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXXX is underdisclosed from calculated Finance Charge of $XXXX in the amount of $XXX.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
 [2] Miscellaneous Compliance - Initial TIL not provided
																			Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of amount financed.
Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
																								TILA SOL Expired	B	B	B
900337	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: 1003 Final not provided			1				1							-	A	A	A
900338	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Flood Certificate not provided			1				3
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
 [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

 Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
																							Yes	TR TIL Deficiency (UAL State)	B	B	B
900339	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: 1003 Final not provided [3] Closing / Title - Title: Evidence of title is missing			1				1							-	A	A	A
900340	XXXX XXXX	XXXX	XX	XXXX	Primary	Purchase		3	3	[3] Application / Processing - Missing Document: 1003 Final not provided			1				3
[3] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
 [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

 Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.
																								TILA SOL Expired	B	B	B
900341	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: 1003 Final not provided [3] Closing / Title - Title: Evidence of title is missing			1				1							-	A	A	A
900142	XXXX XXXX	XXXX	XX	XXXX	Primary	Purchase		3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Miscellaneous Compliance - Privacy Notice is missing: Disclosure: Privacy Notice [2] Closing / Title - Note is not on a FNMA/FHLMC form and may not contain standard legal language.			1				2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 month(s) prior to consummation. A 3 month lookback was used to determine this application date.						-	B	B	B
900136	XXXX XXXX	XXXX	XX	XXXX	Primary	Purchase		3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [2] Closing / Title - Note is not on a FNMA/FHLMC form and may not contain standard legal language.			1				2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B	B
900137	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Cash-out - Other		2	1				1				2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is the consummation date.						-	B	B	B
900138	XXXX XXXX	XXXX	XX	XXXX	Primary	Purchase		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1				2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 month(s) prior to consummation. A 2 month lookback was used to determine this application date.						-	B	B	B
900140	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	2	[2] Closing / Title - Note is not on a FNMA/FHLMC form and may not contain standard legal language.			1				1							-	A	A	A
900139	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Cash-out - Other		3	1				1				3
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXXX is underdisclosed from calculated Finance Charge of $XXXX in the amount of $XX.
																			Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization does not disclose the $XX Courier Fee as a prepaid finance charge.
Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
																								TILA SOL Expired	B	B	B
900141	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1				2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.						-	B	B	B
900143	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		3	2	[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver			1				3
[3] Federal Compliance - Federal HELOC Third Party Fees Underdisclosed: Truth in Lending Act (HELOC): HELOC Fees Under Disclosed. HELOC third party fees to open a plan charged at account opening exceeds amounts disclosed on final HELOC Fee Agreement
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
 [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

Federal Compliance - Federal HELOC Third Party Fees Underdisclosed: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

 Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.
																								TILA SOL Expired	B	B	B
900485	XXXX XXXX	XXXX	XX	XXXX	Primary	Purchase		2	1				1				2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.						-	B	B	B
900486	XXXX XXXX	XXXX	XX	XXXX	Primary	Purchase		1	1				1				1							-	A	A	A
900487	XXXX XXXX	XXXX	XX	XXXX	Primary	Purchase		2	1				1				2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is the consummation date.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-	B	B	B
900484	XXXX XXXX	XXXX	XX	XXXX	Investment	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1				2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-	B	B	B
900488	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1				3
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of  XXXX which is 1 month(s) prior to consummation.  A 2 month lookback was used to determine this application date.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
 [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

 Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.
																							Tested	TR Tested	B	B	B
900483	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Miscellaneous Compliance - Privacy Notice is missing: Disclosure: Privacy Notice			1				2
[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is the consummation date.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
 [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																					Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B	B
900469	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		1	1				1				1							-	A	A	A
900470	XXXX XXXX	XXXX	XX	XXXX	Primary	Purchase		3	3	[3] Miscellaneous Compliance - Privacy Notice is missing: Disclosure: Privacy Notice			1				3	[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.			Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	B	B	B
900471	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Miscellaneous Compliance - Privacy Notice is missing: Disclosure: Privacy Notice			1				2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.						-	B	B	B
900472	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Rate/Term		3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Miscellaneous Compliance - Privacy Notice is missing: Disclosure: Privacy Notice			1				2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 month(s) prior to consummation. A 2 month lookback was used to determine this application date.						-	B	B	B
900473	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Rate/Term		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1				2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 month(s) prior to consummation. A 2 month lookback was used to determine this application date. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B	B
900474	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Miscellaneous Compliance - Privacy Notice is missing: Disclosure: Privacy Notice			1				1							-	A	A	A
900475	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Miscellaneous Compliance - Privacy Notice is missing: Disclosure: Privacy Notice			1				1							-	A	A	A
900476	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Rate/Term		1	1				1				1							-	A	A	A
900477	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Rate/Term		1	1				1				1							-	A	A	A
900478	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided [3] Miscellaneous Compliance - Privacy Notice is missing: Disclosure: Privacy Notice			1				2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B	B
900479	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1				2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B	B
900480	XXXX XXXX	XXXX	XX	XXXX	Primary	Purchase		3	3	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided [3] Miscellaneous Compliance - Privacy Notice is missing: Disclosure: Privacy Notice			1				2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 month(s) prior to consummation. A 2 month lookback was used to determine this application date. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B	B
900481	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Rate/Term		3	3	[3] Miscellaneous Compliance - Privacy Notice is missing: Disclosure: Privacy Notice			1				3
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXXX is underdisclosed from calculated Finance Charge of $XXXX in the amount of $XXXX.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (2010): 0% tolerance violation for 802 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) -  Initial Escrow Account Statement Missing: RESPA (2010): Initial escrow account statement was not provided to the borrower.
 [2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
																			Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of amount financed.
Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

 Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.
																								TILA SOL Expired	B	B	B
900482	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1				2
[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is the consummation date.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
 [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																					Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B	B
900033	XXXX XXXX	XXXX	XX	XXXX	Second Home	Purchase		3	3	[3] Application / Processing - FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.: FEMA Disaster Date: XXXX [3] Application / Processing - Missing Document: Flood Certificate not provided [3] Application / Processing - Missing Document: Missing Final 1003			1				3
[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XXXX.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
 [2] Closing / Title - (Doc Error) Security Instrument Error: Notary Date was not provided
																			Closing / Title - (Doc Error) Security Instrument Error: Notary Date was not provided: The date section is blank.		Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required	D	D	D
900056	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Rate/Term		3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Disaster Date: XXXX Inspection Date: XXXX [3] Application / Processing - Missing Document: Missing Final 1003			1				3
[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
 [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XXXX.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

 Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
																							Yes	TR Indeterminable	D	D	D
900070	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Cash-out - Other		3	1				1				3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.			Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired	B	B	B
900046	XXXX XXXX	XXXX	XX	XXXX	Second Home	Refinance Rate/Term		3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Disaster Date: XXXX Inspection Date: XXXX [3] Application / Processing - Missing Document: Missing Final 1003 [2] Application / Processing - Flood Certificate Error: Flood zone was not provided.			1				3
[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
 [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XXXX.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
																					Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required	D	D	D
900061	XXXX XXXX	XXXX	XX	XXXX	Primary	Purchase		3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Disaster Date: XXXX Inspection Date: XXXX			1				3
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
 [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
																					Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR TIL Deficiency	B	B	B
900034	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Rate/Term		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1				3
[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XXXX.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
 [2] Federal Compliance - (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail.
																					Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	D	D	D
900036	XXXX XXXX	XXXX	XX	XXXX	Primary	Purchase		3	3	[3] Application / Processing - FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.: FEMA Disaster Date: XXXX [3] Application / Processing - Missing Document: Flood Certificate not provided [3] Application / Processing - Missing Document: Missing Final 1003			1				3
[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
 [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of  XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XXXX.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
																					Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required	D	D	D
900048	XXXX XXXX	XXXX	XX	XXXX	Primary	Purchase		3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Disaster Date: XXXX Inspection Date: [3] Government Documentation - Missing Document: FHA Case Number Assignment not provided [3] Government Documentation - Missing Document: HUD/VA 92900-A not provided [2] Closing / Title - Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale clause. [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:			1				3
[3] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of XX% is underdisclosed from calculated APR of XX% outside of 0.125% tolerance.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXXX is underdisclosed from calculated Finance Charge of $XXXX in the amount of $XXXX.
 [2] Federal Compliance - FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing.
																			Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of amount financed.
Federal Compliance - TIL APR Tolerance Irregular Transaction: TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

 Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
																								TILA SOL Expired	B	B	B
900052	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Disaster Date: XXXX Inspection Date: XXXX [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided			1				3
[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
 [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
																					Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	D	D	D
900037	XXXX XXXX	XXXX	XX	XXXX	Primary	Purchase		3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Disaster Date: XXXX Inspection Date: [3] Application / Processing - Missing Document: Flood Certificate not provided			1				3
[3] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
 [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.

Federal Compliance - ARM Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

 Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA
																								TILA SOL Expired	B	B	B
900068	XXXX XXXX	XXXX	XX	XXXX	Primary	Purchase		3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Disaster Date: XXXX Inspection Date: [3] Application / Processing - Missing Document: Missing Final 1003			1				2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.						-	B	B	B
900043	XXXX XXXX	XXXX	XX	XXXX	Primary	Purchase		3	3	[3] Application / Processing - 1003 Error: First Time Home Buyer is blank.: Borrower: XXXX, Borrower: XXXX [3] Application / Processing - FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.: FEMA Disaster Date: XXXX [3] Application / Processing - Missing Document: Flood Certificate not provided [3] Application / Processing - Missing Document: Missing Final 1003			1				2	[2] Federal Compliance - (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.						-	B	B	B
900047	XXXX XXXX	XXXX	XX	XXXX	Primary	Purchase		3	3	[3] Application / Processing - FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.: FEMA Disaster Date: XXXX [3] Application / Processing - Missing Document: Missing Final 1003			1				3
[3] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
 [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XXXX.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

Federal Compliance - ARM Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

 Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
																							No	TNR Testing Not Required	D	D	D
900041	XXXX XXXX	XXXX	XX	XXXX	Primary	Purchase		3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Disaster Date: XXXX Inspection Date: XXXX			1				3	[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL. [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required	B	B	B
900044	XXXX XXXX	XXXX	XX	XXXX	Primary	Purchase		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1				3
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Miscellaneous Compliance - Initial TIL not provided
 [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
																					Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required	B	B	B
900065	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Rate/Term		3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Disaster Date: XXXX Inspection Date: [3] Application / Processing - Missing Document: Flood Certificate not provided			1				3
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXXX is underdisclosed from calculated Finance Charge of $XXXX in the amount of $XXXX.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
 [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
																			Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine source of under disclosure due to missing itemization of amount financed.
Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

 Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
																								TILA SOL Expired	B	B	B
900055	XXXX XXXX	XXXX	XX	XXXX	Primary	Purchase		3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Disaster Date: XXXX Inspection Date: XXXX [3] Application / Processing - Missing Document: Missing Final 1003			1				3
[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
 [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
																					Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR Indeterminable	D	D	D
900042	XXXX XXXX	XXXX	XX	XXXX	Primary	Purchase		3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Disaster Date: XXXX Inspection Date: XXXX			1				3
[3] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
 [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  XXXX.

Federal Compliance - ARM Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

 Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA
																								TILA SOL Expired	B	B	B
900049	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Missing Document: Security Instrument not provided [3] Closing / Title - Title: Evidence of title is missing	File does not contain either Preliminary or Final Title.		1				3
[3] Federal Compliance - (Missing Data) Late Charge: Late Charge Type was not provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[3] Closing / Title - Missing Document: Note - Subject Lien not provided
[3] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined.  Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed.
 [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
																			Federal Compliance - (Missing Data) Late Charge: Missing Note		Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.		Yes	TR Note Deficiency	D	D	D
900063	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Disaster Date: XXXX Inspection Date:			1				3
[3] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
 [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

Federal Compliance - ARM Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

 Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
																							Yes	TR Indeterminable	D	D	D
900066	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Disaster Date: XXXX Inspection Date:			1				3
[3] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
 [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.

Federal Compliance - ARM Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

 Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
																								TILA SOL Expired	B	B	B
900069	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1				3
[3] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
 [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.

Federal Compliance - ARM Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

 Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
																							Yes	TR TIL Deficiency (UAL State)	B	B	B
900064	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Disaster Date: XXXX Inspection Date: [3] Application / Processing - Missing Document: Missing Final 1003			1				3
[3] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
 [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  XXXX.

Federal Compliance - ARM Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

 Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
																								TILA SOL Expired	B	B	B
900062	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1				3
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
 [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
																					Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired	B	B	B
900004	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1				2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.						-	B	B	B
900005	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	1				1				2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B	B
900001	XXXX XXXX	XXXX	XX	XXXX	Primary	Construction-Permanent		3	1				1				3
[3] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
 [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

 Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.
																								TILA SOL Expired	B	B	B
900002	XXXX XXXX	XXXX	XX	XXXX	Primary	Purchase		1	1				1				1							-	A	A	A
900003	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Rate/Term		1	1				1				1							-	A	A	A
900006	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Disaster Date: XXXX Inspection Date: XXXX			1				2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B	B
900007	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Rate/Term		3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Disaster Date: XXXX Inspection Date: XXXX [3] Application / Processing - Missing Document: Missing Final 1003			1				1							-	A	A	A
900008	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Disaster Date: XXXX Inspection Date: XXXX [3] Application / Processing - Missing Document: Missing Final 1003			1				2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX						-	B	B	B
900009	XXXX XXXX	XXXX	XX	XXXX	Primary	Purchase		2	1				1				2	[2] State Compliance - Note Error: Note late charge percentage exceeds maximum per state [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	State Compliance - Note Error: Note late charge percentage exceeds maximum per state: Maximum late charge percentage for NY is 2%, note states X%.		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B	B
900010	XXXX XXXX	XXXX	XX	XXXX	Primary	Purchase		3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Disaster Date: XXXX Inspection Date: XXXX [3] Application / Processing - Missing Document: Missing Final 1003			1				2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.						-	B	B	B
900011	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.: FEMA Disaster Date: XXXX [3] Application / Processing - Missing Document: Missing Final 1003			1				2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.						-	B	B	B
900012	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Cash-out - Other		3	1				1				3
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
 [2] State Compliance - Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not Provided): Idaho Residential Mortgage Practices Act: Rate Lock-In/Float Disclosure not provided to borrower.

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

 State Compliance - Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not Provided): The Residential Mortgage Practices Act does not appear to provide for assignee liability.
																								TILA SOL Expired	B	B	B
900013	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	1				1				2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 month prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.						-	B	B	B
900014	XXXX XXXX	XXXX	XX	XXXX	Primary	Purchase		3	1				1				3
[3] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 0 month prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
 [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

Federal Compliance - ARM Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

 Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.
																								TILA SOL Expired	B	B	B
900015	XXXX XXXX	XXXX	XX	XXXX	Primary	Purchase		3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Disaster Date: XXXX Inspection Date: XXXX [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided			1				3
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXXX is underdisclosed from calculated Finance Charge of $XXXX in the amount of $XXX.
[2] Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  XXXX which is 1 month prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
 [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																			Federal Compliance - Final TIL Finance Charge Under Disclosed: The Lender's TIL reflects MI dropping off after XXX months, however, the audited TIL indicates MI should drop off after XXX months.
Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: Liability for violations cannot be transferred to a subsequent purchaser of a loan.

 Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.
																								TILA SOL Expired	B	B	B
900023	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		3	1				1				3
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
 [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 month prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXXX.
																					Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions. Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			TILA SOL Expired	B	B	B
900018	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Rate/Term		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1				2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.						-	B	B	B
900020	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1				2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B	B
900021	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1				2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B	B
900022	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Disaster Date: XXXX Inspection Date: XXXX [3] Application / Processing - Missing Document: Flood Certificate not provided			1				2	[2] Federal Compliance - (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed.						-	B	B	B
900024	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		1	1				1				1							-	A	A	A
900074	XXXX XXXX	XXXX	XX	XXXX	Primary	Purchase		3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Disaster Date: XXXX Inspection Date: XXXX			1				3
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
 [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

 Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.
																							Tested	TR Tested	B	B	B
900075	XXXX XXXX	XXXX	XX	XXXX	Primary	Purchase		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1				2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.						-	B	B	B
900076	XXXX XXXX	XXXX	XX	XXXX	Primary	Purchase		3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided			1				2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B	B
900079	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		3	1				1				3
[3] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.

Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.
																								TILA SOL Expired	B	B	B
900081	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Disaster Date: XXXX Inspection Date: XXXX [3] Application / Processing - Missing Document: Missing Final 1003			1				3
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[3] Closing / Title - (Doc Error) HUD Error: Disbursement date is blank.
[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on  XXXX, prior to three (3) business days from transaction date of  XXXX
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
 [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  XXXX which is 1 month prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  XXXX.

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

 Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.
																							Tested	TR Tested	C	C	C
900082	XXXX XXXX	XXXX	XX	XXXX	Primary	Purchase		2	1				1				2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B	B
900083	XXXX XXXX	XXXX	XX	XXXX	Primary	Purchase		3	3	[3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not provided [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:			1				3
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXXX is underdisclosed from calculated Finance Charge of $XXXX in the amount of $XXXX.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
 [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
																			Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of amount financed.
Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

 Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.
																								TILA SOL Expired	B	B	B
900084	XXXX XXXX	XXXX	XX	XXXX	Primary	Purchase		3	3	[3] Application / Processing - FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.: FEMA Disaster Date: XXXX			1				2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-	B	B	B
900085	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Disaster Date: XXXX Inspection Date: XXXX			1				3
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
 [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
																					Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	B	B	B
900087	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Disaster Date: XXXX Inspection Date: XXXX [3] Application / Processing - Missing Document: Missing Final 1003			1				3
[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
 [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XXXX.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

 Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
																							Yes	TR Indeterminable	D	D	D
900088	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Disaster Date: XXXX Inspection Date: XXXX [3] Application / Processing - Missing Document: Missing Final 1003			1				2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-	B	B	B
900090	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver			1				2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. [2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan. Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)			State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	B	B	B
900091	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Rate/Term		2	1				1				2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B	B
900077	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Disaster Date: XXXX Inspection Date: XXXX [3] Application / Processing - Missing Document: Missing Final 1003			1				1							-	A	A	A
900089	XXXX XXXX	XXXX	XX	XXXX	Primary	Purchase		3	3	[3] Miscellaneous - Credit Exception: [3] Application / Processing - Missing Document: Flood Certificate not provided [3] Application / Processing - Missing Document: Missing Final 1003	Deed of trust dated XXXX, notary date of XXXX which is after first payment.		1				3
[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
 [2] Closing / Title - (Doc Error) Security Instrument Error: Notary Date was not provided
																					Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required	D	D	D
900086	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Rate/Term		3	3	[3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not provided			1				2	[2] State Compliance - Note Error: Note late charge percentage exceeds maximum per state [2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	State Compliance - Note Error: Note late charge percentage exceeds maximum per state: Late charge fee of X% exceeds the max allowed of 2% for the state of New York.		Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B	B
900080	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [2] Application / Processing - Flood Certificate Error: Certificate Number was not provided. [2] Application / Processing - Flood Certificate Error: Flood zone was not provided.			1				2	[2] Federal Compliance - (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed.						-	B	B	B
900092	XXXX XXXX	XXXX	XX	XXXX	Primary	Purchase		3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	File does not contain either Preliminary or Final Title.		1				3
[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
 [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XXXX.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
																					Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required	D	D	D
900093	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Rate/Term		3	3	[3] Application / Processing - FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.: FEMA Disaster Date: XXXX			1				3
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Signed): Maryland Mortgage Lending Regulations:  Net Tangible Benefit Worksheet not signed by borrower.
[2] State Compliance - Maryland Ability to Repay Not Verified: Maryland SB270: Ability to repay requirements not met due to reduced doc loan type.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
 [2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Signed): Assignee liability is unclear.

State Compliance - Maryland Ability to Repay Not Verified: No express provisions for assignee liability

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

 Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.
																								TILA SOL Expired	B	B	B
900094	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Rate/Term		1	1				1				1							-	A	A	A
900095	XXXX XXXX	XXXX	XX	XXXX	Primary	Purchase		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1				3
[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
 [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XXXX.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
																					Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required	D	D	D
900096	XXXX XXXX	XXXX	XX	XXXX	Primary	Purchase		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1				3
[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
 [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XXXX.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
																					Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required	D	D	D
900097	XXXX XXXX	XXXX	XX	XXXX	Primary	Purchase		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1				3	[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL. [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required	B	B	B
900098	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1				3
[3] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
 [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.

Federal Compliance - ARM Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

 Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA
																								TILA SOL Expired	B	B	B
900099	XXXX XXXX	XXXX	XX	XXXX	Investment	Purchase		3	1				1				3
[3] City / Local Compliance - (City High Cost) XXX Threshold Loan (Points and Fees): City of XXX Anti-Predatory Lending Ordinance: Points and Fees on subject loan of XX% is in excess of the allowable maximum of  5.00000% of the City Total Loan Amount. Points and Fees total $XX on a City Total Loan Amount of XX vs. an allowable total of $XX (an overage of $XX or .XX%).  Compliant High Cost Loan.
 [3] County Compliance - (County High Cost) XXX County Threshold Loan (Points and Fees): XXX County Predatory Lending Ordinance: Points and Fees on subject loan of XX% is in excess of the allowable maximum of  5.00000% of the County Total Loan Amount. Points and Fees total $XXXX on a County Total Loan Amount of $XXXX vs. an allowable total of $XXXX (an overage of $XX or .XX%).  Compliant High Cost Loan.

City / Local Compliance - (City High Cost) XXX Threshold Loan (Points and Fees): Assignee liability is unclear.  The XXX Ordinance does not expressly contain any assignee liability provisions and presumably, assignees loans face no exposure to civil liability.

 County Compliance - (County High Cost) XXX County Threshold Loan (Points and Fees): Assignees of predatory loans face no exposure to civil liability, although their reputations could be harmed by purchasing loans from predatory lenders.
																								HC - High Cost	C	C	C
900100	XXXX XXXX	XXXX	XX	XXXX	Investment	Purchase		3	1				1				3
[3] City / Local Compliance - (City High Cost) XXX Threshold Loan (Points and Fees): City of XXX Anti-Predatory Lending Ordinance: Points and Fees on subject loan of XX% is in excess of the allowable maximum of  5.00000% of the City Total Loan Amount. Points and Fees total $XXXX on a City Total Loan Amount of $XXXX vs. an allowable total of $XXXX (an overage of $XXXX or .XX%).  Compliant High Cost Loan.
 [3] County Compliance - (County High Cost) XXX County Threshold Loan (Points and Fees): XXX County Predatory Lending Ordinance: Points and Fees on subject loan of XX% is in excess of the allowable maximum of  5.00000% of the County Total Loan Amount. Points and Fees total $XXXX on a County Total Loan Amount of $XXXX vs. an allowable total of $XXXX (an overage of $XXXX or .XX%).  Compliant High Cost Loan.

City / Local Compliance - (City High Cost) XXX Threshold Loan (Points and Fees): Assignee liability is unclear.  The XXX Ordinance does not expressly contain any assignee liability provisions and presumably, assignees loans face no exposure to civil liability.

 County Compliance - (County High Cost) XXX County Threshold Loan (Points and Fees): Assignees of predatory loans face no exposure to civil liability, although their reputations could be harmed by purchasing loans from predatory lenders.
																								HC - High Cost	C	C	C
900101	XXXX XXXX	XXXX	XX	XXXX	Primary	Purchase		2	1				1				2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.						-	B	B	B
900102	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1				2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.						-	B	B	B
900103	XXXX XXXX	XXXX	XX	XXXX	Primary	Purchase		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1				3
[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
 [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of  XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was  XXXX.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

 Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.
																							No	TNR Testing Not Required	D	D	D
900104	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Disaster Date: XXXX Inspection Date: XXXX			1				3
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXXX is underdisclosed from calculated Finance Charge of $XXXX in the amount of $XXXX.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
 [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
																			Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of amount financed.
Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
																								TILA SOL Expired	B	B	B
900105	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		3	1				1				3
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXXX is underdisclosed from calculated Finance Charge of $XXXX in the amount of $XXXX.
 [2] Federal Compliance - Cross Collateralized Mortgage Loan: There are multiple properties securing the repayment of this loan. (Cross collateralized)  The property evaluated for the compliance review is based on occupancy type and then based on the property with the highest value.
																			Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing TIL itemization of prepaid finance charges.
Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
																								TILA SOL Expired	B	B	B
900071	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1				2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B	B
900072	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		3	1				1				3
[3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
 [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
																							Yes	TR HUD Deficiency	D	D	D
900073	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		3	1				1				3
[3] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
 [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  XXXX.

Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

 Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.
																								TILA SOL Expired	B	B	B
900026	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Rate/Term		3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Disaster Date: XXXX Inspection Date: XXXX			1				3
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
 [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
																					Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired	B	B	B
900028	XXXX XXXX	XXXX	XX	XXXX	Investment	Refinance Cash-out - Home Improvement		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1				2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.						-	B	B	B
900031	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Cash-out - Other		3	1				1				3
[3] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
 [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.

Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

 Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.
																								TILA SOL Expired	B	B	B
900030	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Streamlined		3	3	[3] Government Documentation - Missing Document: HUD/VA 92900-A not provided			1				3
[3] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  XXXX.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: Unable to determine if the borrower received a list of service providers due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
 [2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.

Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

 Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.
																								TILA SOL Expired	B	B	B
900029	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Cash-out - Other		3	1				1				3
[3] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
 [2] Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing.

Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

 Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: Liability for violations cannot be transferred to a subsequent purchaser of a loan.
																								TILA SOL Expired	B	B	B
900032	XXXX XXXX	XXXX	XX	XXXX	Primary	Purchase		3	3	[3] Application / Processing - Missing Document: Flood Certificate not provided [3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided [3] Closing / Title - Title: Evidence of title is missing	Unable to locate documentation in uploaded image file.		1				3
[3] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
 [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

Federal Compliance - ARM Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

 Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA
																								TILA SOL Expired	B	B	B
900144	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Cash-out - Other		3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Application / Processing - Missing Document: Missing Final 1003			1				3
[3] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[3] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[3] Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XXXX, prior to three (3) business days from transaction date of XXXX.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Title / Lien Defect - (Doc Error) Loan was portrayed as first lien but found to be a second lien
 [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.

Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

 Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
																								TILA SOL Expired	B	B	B
900404	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1				2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX. [2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements	State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements: PPP Expired. Prepayment charge not allowed per state (KY) - max prepayment charge for KY loan is 5% - note states 6 months interest (XXX%). Lender is XXXX.					-	B	B	B
900405	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Cash-out - Other		2	1				1				2	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.			Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B	B
900406	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver			1				3
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XXXX, prior to three (3) business days from transaction date of XXXX.
[3] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.
 [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

 Federal Compliance - Final TIL Estimated: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
																								TILA SOL Expired	B	B	B
900407	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Cash-out - Other		3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XXXX [3] Application / Processing - Missing Document: Missing Final 1003 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver			1				3
[3] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
 [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
																					Federal Compliance - Final TIL Estimated: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	B	B	B
900408	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1				3
[3] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
 [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
																					Federal Compliance - Final TIL Estimated: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	B	B	B
900409	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Rate/Term		3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XXXX [3] Application / Processing - Missing Document: Missing Final 1003			1				3
[3] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
 [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.

Federal Compliance - Final TIL Estimated: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

 Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.
																								TILA SOL Expired	B	B	B
900410	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1				3
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XXXX, prior to three (3) business days from transaction date of XXXX.
 [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.
																					Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired	B	B	B
900411	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1				1							-	A	A	A
900412	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Rate/Term		3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XXXX [3] Application / Processing - Missing Document: Missing Final 1003			1				3
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XXXX, prior to three (3) business days from transaction date of XXXX.
[3] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.
 [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

 Federal Compliance - Final TIL Estimated: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
																								TILA SOL Expired	B	B	B
900413	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XXXX [3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing			1				3
[3] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
 [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
																					Federal Compliance - Final TIL Estimated: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	B	B	B
900414	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XXXX [3] Application / Processing - Missing Document: Missing Final 1003 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver			1				3
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XXXX, prior to three (3) business days from transaction date of XXXX.
[3] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.
 [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

 Federal Compliance - Final TIL Estimated: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
																								TILA SOL Expired	B	B	B
900342	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1				2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.						-	B	B	B
900343	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1				3
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XXXX, prior to three (3) business days from transaction date of XXXX.
[3] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.
 [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

 Federal Compliance - Final TIL Estimated: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
																								TILA SOL Expired	B	B	B
900344	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XXXX [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Due On Sale Clause, Homestead Exemption Waiver			1				3
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XXXX, prior to three (3) business days from transaction date of XXXX.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.
 [2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements

State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements: PPP expired.  Prepay charge not allowed per state (NY) - no prepayment penalty permitted on junior mortgage loan for NY.  Note states 6 months interest.
																					Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired	B	B	B
900345	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1				3
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XXXX, prior to three (3) business days from transaction date of XXXXX.
 [3] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

 Federal Compliance - Final TIL Estimated: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
																								TILA SOL Expired	B	B	B
900346	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1				1							-	A	A	A
900347	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XXXX [3] Application / Processing - Missing Document: Missing Final 1003			1				3
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XXXX, prior to three (3) business days from transaction date of XXXX.
[3] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
 [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

 Federal Compliance - Final TIL Estimated: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
																								TILA SOL Expired	B	B	B
900348	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XXXX [3] Application / Processing - Missing Document: Missing Final 1003			1				3
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XXXX, prior to three (3) business days from transaction date of XXXX.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXX used as disbursement date for compliance testing.
 [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
																					Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired	B	B	B
900349	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XXXX [3] Application / Processing - Missing Document: Missing Final 1003			1				3
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XXXX, prior to three (3) business days from transaction date of XXXX.
[3] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.
 [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

 Federal Compliance - Final TIL Estimated: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
																								TILA SOL Expired	B	B	B
900350	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - (Missing Doc) Missing Note Addendum: Note P&I does not match calculated P&I: Note P&I of $XXXX does not match Calculated P&I of $XXXX			1				3
[3] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
 [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
																					Federal Compliance - Final TIL Estimated: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	B	B	B
900351	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver			1				2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX. [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements						-	B	B	B
900352	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> [3] Application / Processing - Missing Document: Missing Final 1003			1				3
[3] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
 [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
																					Federal Compliance - Final TIL Estimated: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	B	B	B
900415	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver			1				3
[3] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
[3] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
 [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.

State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: The regulations do not clarify the enforcement provisions of Mass. Gen. L. c. 183. Accordingly, the consequences of a compliance failure remain unclear.  In particular, it is probable that a violation of the "borrower's interest" standard can be raised as a defense to, or otherwise impede, foreclosure.  Also, it is possible that a violation of the "borrower's interest" standard would constitute a violation of the Massachusetts unfair and deceptive acts and practices statute.

 Federal Compliance - Final TIL Estimated: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
																								State - NC	B	B	B
900416	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XXXX [3] Application / Processing - Missing Document: Missing Final 1003			1				3
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XXXX, prior to three (3) business days from transaction date of XXXX.
[3] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.
 [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

 Federal Compliance - Final TIL Estimated: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
																								TILA SOL Expired	B	B	B
900417	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1				3
[3] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
 [2] State Compliance - Pennsylvania Consumer Discount Company Subordinate Lien Late Charge Percent and Amount Testing: Note late charge exceeds maximum per state.
																					Federal Compliance - Final TIL Estimated: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	B	B	B
900418	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XXXX [3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing			1				3
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XXXX, prior to three (3) business days from transaction date of XXXX.
[3] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
 [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

 Federal Compliance - Final TIL Estimated: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
																								TILA SOL Expired	B	B	B
900419	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XXXX [3] Application / Processing - Missing Document: Missing Final 1003			1				3
[3] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
[2] State Compliance - Ohio Consumer Sales Practices Act Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Signed): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not signed by borrower(s).
[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Received Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
 [2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.

Federal Compliance - Final TIL Estimated: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

State Compliance - Ohio Consumer Sales Practices Act Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Signed): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.

State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Received Timely): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
 The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.
																								TILA SOL Expired	B	B	B
900420	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1				3
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XXXX, prior to three (3) business days from transaction date of XXXX.
 [3] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

 Federal Compliance - Final TIL Estimated: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
																								TILA SOL Expired	B	B	B
900421	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver			1				3
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XXXX, prior to three (3) business days from transaction date of XXXX.
[3] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.
 [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

 Federal Compliance - Final TIL Estimated: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
																								TILA SOL Expired	B	B	B
900353	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver			1				3
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XXXX, prior to three (3) business days from transaction date of XXXX.
[3] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
 [2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements

State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements: PPP Expired. Prepayment charge not allowed per state (NY) - no prepayment charge is permitted in NY on a junior lien made by a non depository mortgage banker licensee - note states 6 months interest. Lender is XXXX.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

 Federal Compliance - Final TIL Estimated: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
																								TILA SOL Expired	B	B	B
900354	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Cash-out - Other		3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> [3] Application / Processing - Missing Document: Missing Final 1003			1				3
[3] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
[2] State Compliance - Wyoming Uniform Consumer Credit Code (Charge for Insurance without Meeting Required Conditions): Wyoming Uniform Consumer Credit Code:  Lender contracted for separate charge for insurance without having met required conditions.
 [2] State Compliance - Wyoming Uniform Consumer Credit Code (Statement of Rate Not Provided): Wyoming Uniform Consumer Credit Code:  Lender did not provide borrower with accurate statement of rate.

Federal Compliance - Final TIL Estimated: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

State Compliance - Wyoming Uniform Consumer Credit Code (Charge for Insurance without Meeting Required Conditions): Assignee Liability:  Any action which may be brought against the original creditor may be maintained against any subsequent assignee.  For a transaction not involving an interest in land, the action may be brought where the violation is apparent on the face of the instrument unless the assignment is involuntary.  For a transaction involving a security interest in land, the action may be brought where the assignee, its subsidiaries, or affiliates were in a continuing business relationship with the original creditor, unless the assignment was involuntary, or the assignee shows that it did not have reasonable grounds to believe that the original creditor was engaged in violations and that it maintained procedures reasonably adopted to apprise it of the existence of the violations. No action may be brought more than 1 year after the date of the occurrence of the violation.

 State Compliance - Wyoming Uniform Consumer Credit Code (Statement of Rate Not Provided): Assignee Liability:  Any action which may be brought against the original creditor may be maintained against any subsequent assignee.  For a transaction not involving an interest in land, the action may be brought where the violation is apparent on the face of the instrument unless the assignment is involuntary.  For a transaction involving a security interest in land, the action may be brought where the assignee, its subsidiaries, or affiliates were in a continuing business relationship with the original creditor, unless the assignment was involuntary, or the assignee shows that it did not have reasonable grounds to believe that the original creditor was engaged in violations and that it maintained procedures reasonably adopted to apprise it of the existence of the violations. No action may be brought more than 1 year after the date of the occurrence of the violation.
																								TILA SOL Expired	B	B	B
900355	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> [3] Application / Processing - Missing Document: Missing Final 1003			1				3
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XXXX, prior to three (3) business days from transaction date of XXXX.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.
 [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
																					Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired	B	B	B
900356	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1				3
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XXXX, prior to three (3) business days from transaction date of XXXX.
[3] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.
 [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Final TIL Estimated: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

 Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.
																								TILA SOL Expired	B	B	B
900357	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1				3
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XXXX, prior to three (3) business days from transaction date of XXXX.
[3] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
[3] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
 [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.

 Federal Compliance - Final TIL Estimated: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
																								TILA SOL Expired	B	B	B
900422	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Application / Processing - Missing Document: Missing Final 1003			1				3
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XXXX, prior to three (3) business days from transaction date of XXXX.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
 [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
																					Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired	B	B	B
900423	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Application / Processing - Missing Document: Missing Final 1003 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver			1				2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.						-	B	B	B
900424	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Application / Processing - Missing Document: Missing Final 1003			1				2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.						-	B	B	B
900425	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XXXX [3] Application / Processing - Missing Document: Missing Final 1003 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver			1				2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.						-	B	B	B
900426	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: AVM / Valuation Report Date: XXXX [3] Application / Processing - Missing Document: Missing Final 1003			1				3
[3] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XXXX, prior to three (3) business days from transaction date of XXXX.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.
 [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Line of Credit Closing Statement exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing
																			Federal Compliance - HELOC Fees Used For Testing: The under disclosure is due to the title exam fee of $XXX and the mortgage recording fee of $XXX not being disclosed on the HELOC agreement.
Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

 Federal Compliance - HELOC Fees Used For Testing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
																								TILA SOL Expired	B	B	B
900358	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XXXX [3] Application / Processing - Missing Document: Missing Final 1003 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver			1				3
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XXXX, prior to three (3) business days from transaction date of XXXX.
[3] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
 [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Final TIL Estimated: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

 Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.
																								TILA SOL Expired	B	B	B
900359	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Cash-out - Other		3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Application / Processing - Missing Document: Missing Final 1003			1				3
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XXXX, prior to three (3) business days from transaction date of XXXX.
[3] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
 [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

 Federal Compliance - Final TIL Estimated: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
																								TILA SOL Expired	B	B	B
900360	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Rate/Term		3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Application / Processing - Missing Document: Missing Final 1003 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver			1				3
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XXXX, prior to three (3) business days from transaction date of XXXX.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
 [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
																					Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired	B	B	B
900361	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XXXX [3] Application / Processing - Missing Document: Missing Final 1003			1				3
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XXXX, prior to three (3) business days from transaction date of XXXX.
 [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.
																					Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired	B	B	B
900362	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XXXX [3] Application / Processing - Missing Document: Missing Final 1003 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver			1				3	[3] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.			Federal Compliance - Final TIL Estimated: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	B	B	B
900363	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XXXX [3] Application / Processing - Missing Document: Missing Final 1003 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver			1				3
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XXXX, prior to three (3) business days from transaction date of XXXX.
[3] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
 [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

 Federal Compliance - Final TIL Estimated: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
																								TILA SOL Expired	B	B	B
900364	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1				3
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XXXX, prior to three (3) business days from transaction date of XXXX.
 [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
																					Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired	B	B	B
900365	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XXXX [3] Application / Processing - Missing Document: Missing Final 1003 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver			1				3
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XXXX, prior to three (3) business days from transaction date of XXXX.
 [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.
																					Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired	B	B	B
900366	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> [3] Application / Processing - Missing Document: Missing Final 1003			1				2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.						-	B	B	B
900367	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver			1				1							-	A	A	A
900368	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Application / Processing - Missing Document: Missing Final 1003			1				3
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XXXX, prior to three (3) business days from transaction date of XXXX.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
 [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
																					Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired	B	B	B
900427	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XXXX [3] Application / Processing - Missing Document: Missing Final 1003			1				3
[3] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[3] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
 [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.

Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

 Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
																								TILA SOL Expired	B	B	B
900428	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1				3
[3] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[3] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
 [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.

Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

 Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
																								TILA SOL Expired	B	B	B
900369	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XXXX [3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing			1				1							-	A	A	A
900370	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1				3
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XXXX, prior to three (3) business days from transaction date of XXXX.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
 [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

 Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.
																								TILA SOL Expired	B	B	B
900371	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver			1				3
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XXXX, prior to three (3) business days from transaction date of XXXX.
 [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.
																					Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired	B	B	B
900372	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Cash-out - Other		3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XXXX [3] Application / Processing - Missing Document: Missing Final 1003			1				3
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XXXX, prior to three (3) business days from transaction date of XXXX.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
[2] State Compliance - Pennsylvania Consumer Discount Company Subordinate Lien Late Charge Percent and Amount Testing: Note late charge exceeds maximum per state.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
 [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

 Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.
																								TILA SOL Expired	B	B	B
900373	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> [3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver			1				3
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XXXX, prior to three (3) business days from transaction date of XXXX.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.
 [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
																					Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired	B	B	B
900374	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> [3] Application / Processing - Missing Document: Missing Final 1003			1				2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-	B	B	B
900375	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver			1				3
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XXXX, prior to three (3) business days from transaction date of XXXX.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.
 [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
																					Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired	B	B	B
900376	XXXX XXXX	XXXX	XX	XXXX	Primary	Purchase		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1				2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.						-	B	B	B
900429	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1				2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.						-	B	B	B
900430	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Rate/Term		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1				3
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXXX is underdisclosed from calculated Finance Charge of $XXXX in the amount of $XX.
 [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
																			Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of amount financed.
Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
																								TILA SOL Expired	B	B	B
900431	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Rate/Term		2	1				1				2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.						-	B	B	B
900432	XXXX XXXX	XXXX	XX	XXXX	Primary	Purchase		2	1				1				2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.						-	B	B	B
900433	XXXX XXXX	XXXX	XX	XXXX	Primary	Purchase		2	1				1				2	[2] Miscellaneous Compliance - Prepayment Penalty Discrepancy: Final TIL / CD indicates loan has PPP, however file does not contain prepayment penalty addendum. Missing prepay data may result in invalid high cost, FNMA, and/or QM points and fees findings.						-	A	A	A
900434	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1				3
[3] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
 [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
																					Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested	B	B	B
900435	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1				2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.						-	B	B	B
900436	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	1				1				2	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.			Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B	B
900437	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Rate/Term		2	1				1				2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-	B	B	B
900377	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Rate/Term		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1				2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.						-	B	B	B
900378	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Rate/Term		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1				2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.						-	B	B	B
900379	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		1	1				1				1							-	A	A	A
900380	XXXX XXXX	XXXX	XX	XXXX	Primary	Purchase		2	1				1				2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.						-	B	B	B
900381	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Rate/Term		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1				2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.						-	B	B	B
900382	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Cash-out - Other		2	1				1				2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.	State Compliance - New York Late Charge Percent Testing: Late charge of X% exceeds the 2% maximum for the state of NY.					-	B	B	B
900383	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver			1				2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.						-	B	B	B
900384	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1				2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.						-	B	B	B
900385	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1				2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.						-	B	B	B
900438	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Cash-out - Other		1	1				1				1							-	A	A	A
900386	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Cash-out - Other		2	1				1				2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.						-	B	B	B
900387	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Cash-out - Other		2	1				1				2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.						-	B	B	B
900388	XXXX XXXX	XXXX	XX	XXXX	Primary	Purchase		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1				2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B	B
900389	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Rate/Term		2	1				1				2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.						-	B	B	B
900390	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Rate/Term		2	1				1				2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-	B	B	B
900391	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Cash-out - Other		1	1				1				1							-	A	A	A
900392	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		1	1				1				1							-	A	A	A
900393	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided			1				2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.						-	B	B	B
900394	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1				3
[3] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
 [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
																					Federal Compliance - Final TIL Estimated: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	B	B	B
900395	XXXX XXXX	XXXX	XX	XXXX	Investment	Refinance Cash-out - Debt Consolidation		3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> [3] Application / Processing - Missing Document: Missing Final 1003			1				2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.						-	B	B	B
900396	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Application / Processing - Missing Document: Missing Final 1003			1				3
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XXXX, prior to three (3) business days from transaction date of XXXX.
[3] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
 [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

 Federal Compliance - Final TIL Estimated: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
																								TILA SOL Expired	B	B	B
900397	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XXXX [3] Application / Processing - Missing Document: Missing Final 1003			1				2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.						-	B	B	B
900398	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Cash-out - Other		3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XXXX [3] Application / Processing - Missing Document: Missing Final 1003			1				3
[3] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
 [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.

Federal Compliance - Final TIL Estimated: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

 Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.
																								TILA SOL Expired	B	B	B
900399	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> [3] Application / Processing - Missing Document: Missing Final 1003			1				3
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XXXX, prior to three (3) business days from transaction date of XXXX.
 [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
																					Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired	B	B	B
900400	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1				3
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XXXX, prior to three (3) business days from transaction date of XXXX.
[3] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.
 [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

 Federal Compliance - Final TIL Estimated: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
																								TILA SOL Expired	B	B	B
900401	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Application / Processing - Missing Document: Missing Final 1003 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver			1				3
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XXXX, prior to three (3) business days from transaction date of XXXX.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.
 [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
																					Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired	B	B	B
900402	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Cash-out - Other		3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> [3] Application / Processing - Missing Document: Missing Final 1003			1				3
[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XXXX, prior to three (3) business days from transaction date of XXXX.
 [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.

Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

 Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
																							Tested	TR Tested	B	B	B
900403	XXXX XXXX	XXXX	XX	XXXX	Primary	Purchase		2	1				1				2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.						-	B	B	B
900522	XXXX XXXX	XXXX	XX	XXXX	Primary	Purchase		3	1				1				3
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
 [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL in file is indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

 Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.
																							Tested	TR Tested	B	B	B
900526	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Flood Certificate not provided			1				3
[3] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
 [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.

Federal Compliance - ARM Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

 Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA
																								TILA SOL Expired	B	B	B
900527	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Cash-out - Other		3	1				1				3
[3] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
 [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

 Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.
																								TILA SOL Expired	B	B	B
900528	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	1				1				2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.						-	B	B	B
900531	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Cash-out - Other		2	1				1				2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX						-	B	B	B
900535	XXXX XXXX	XXXX	XX	XXXX	Primary	Purchase		3	1				1				3
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
 [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

 Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.
																								TILA SOL Expired	B	B	B
900538	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		3	1				1				3
[3] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXXX is underdisclosed from calculated Finance Charge of $XXXX in the amount of $XXXX.
 [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
																			Federal Compliance - Final TIL Finance Charge Under Disclosed: Lender used an index value of XX%. Closest in the look back period is XX%.
Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

 Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
																								TILA SOL Expired	B	B	B
900575	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Rate/Term		3	1				1				3
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
 [3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXXX is underdisclosed from calculated Finance Charge of $XXXX in the amount of $XXXX.
																			Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of amount financed.
Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

 Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
																								TILA SOL Expired	B	B	B
900545	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		3	1				1				3	[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.			Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	B	B	B
900547	XXXX XXXX	XXXX	XX	XXXX	Primary	Purchase		3	1				1				3
[3] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
 [3] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.

Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

 Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA
																								TILA SOL Expired	B	B	B
900548	XXXX XXXX	XXXX	XX	XXXX	Primary	Purchase		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1				3	[3] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.			Federal Compliance - ARM Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	B	B	B
900550	XXXX XXXX	XXXX	XX	XXXX	Primary	Purchase		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1				3
[3] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
 [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.

Federal Compliance - ARM Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

 Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA
																								TILA SOL Expired	B	B	B
900551	XXXX XXXX	XXXX	XX	XXXX	Primary	Purchase		2	1				1				2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.						-	B	B	B
900555	XXXX XXXX	XXXX	XX	XXXX	Primary	Purchase		3	1				1				3
[3] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
 [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.

Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

 Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA
																								TILA SOL Expired	B	B	B
900560	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		3	1				1				3
[3] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXXX is underdisclosed from calculated Finance Charge of $XXXX in the amount of XX
[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
 [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
																			Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of amount financed.
Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

 Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
																								TILA SOL Expired	B	B	B
900566	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Cash-out - Other		3	1				1				3
[3] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
 [3] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.

Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

 Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA
																								TILA SOL Expired	B	B	B
900588	XXXX XXXX	XXXX	XX	XXXX	Investment	Purchase		2	1				1				2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.						-	B	B	B
900524	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	1				1				2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-	B	B	B
900529	XXXX XXXX	XXXX	XX	XXXX	Primary	Purchase		3	1				1				3	[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR TIL Deficiency	B	B	B
900530	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Cash-out - Other		2	1				1				2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.						-	B	B	B
900533	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		3	1				1				3
[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.
 [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XXXX.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
																							Yes	TR Indeterminable	D	D	D
900540	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Cash-out - Other		3	1				1				3
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXXX is underdisclosed from calculated Finance Charge of $XXXX in the amount of $XXXX.
 [2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.

Federal Compliance - Final TIL Finance Charge Under Disclosed: Itemization of amount disclosed does not list a $XXX document signing fee as prepaid finance charges. Also, the itemization of amount financed list the escrow service fee and the prepaid interest fee as $XXX and $XXX; however, the HUD reflects $XXX and $XXX.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

 State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Assignee Liability:  Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.
																								TILA SOL Expired	B	B	B
900541	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Cash-out - Other		2	1				1				2
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
 [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																					Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B	B
900553	XXXX XXXX	XXXX	XX	XXXX	Primary	Purchase		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1				3
[3] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
 [3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXXX is underdisclosed from calculated Finance Charge of $XXXX in the amount of $XXXX.
																			Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of amount finance.
Federal Compliance - ARM Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

 Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
																								TILA SOL Expired	B	B	B
900556	XXXX XXXX	XXXX	XX	XXXX	Primary	Purchase		3	1				1				3
[3] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information.
[3] Federal Compliance - CHARM Booklet Disclosure Status: Unable to determine if loan file contains CHARM Booklet due to missing information.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
 [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

Federal Compliance - ARM Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

 Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.
																								TILA SOL Expired	B	B	B
900557	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Rate/Term		3	1				1				3
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XXXX, prior to three (3) business days from transaction date of XXXX.
 [3] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

 Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.
																								TILA SOL Expired	B	B	B
900563	XXXX XXXX	XXXX	XX	XXXX	Investment	Refinance Rate/Term		2	1				1				2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.						-	B	B	B
900567	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver			1				3
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXXX is underdisclosed from calculated Finance Charge of $XXXX in the amount of $XXXX.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
 [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
																								TILA SOL Expired	B	B	B
900577	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Rate/Term		2	1				1				2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-	B	B	B
900582	XXXX XXXX	XXXX	XX	XXXX	Second Home	Purchase		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1				3
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXXX is underdisclosed from calculated Finance Charge of $XXXX in the amount of $XXXX.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
 [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																			Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of amount financed.
Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

 Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.
																								TILA SOL Expired	B	B	B
900573	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Cash-out - Other		3	1				1				3	[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.			Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	B	B	B
900525	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		3	1				1				3
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XXXX, prior to three (3) business days from transaction date of XXXX.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
 [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

 Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.
																								TILA SOL Expired	B	B	B
900558	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		3	1				1				3
[3] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
 [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXX.

State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: The regulations do not clarify the enforcement provisions of Mass. Gen. L. c. 183. Accordingly, the consequences of a compliance failure remain unclear.  In particular, it is probable that a violation of the "borrower's interest" standard can be raised as a defense to, or otherwise impede, foreclosure.  Also, it is possible that a violation of the "borrower's interest" standard would constitute a violation of the Massachusetts unfair and deceptive acts and practices statute.

 Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.
																								TILA SOL Expired	B	B	B
900564	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Rate/Term		3	1				1				3
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XXXX, prior to three (3) business days from transaction date of XXXX.
[3] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
 [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																			Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Expiration date per the RTC XXXX.
Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.

 Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.
																								TILA SOL Expired	B	B	B
900552	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Rate/Term		3	1				1				3
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXXX is underdisclosed from calculated Finance Charge of $XXXX in the amount of $XXXX.
[3] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 3, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
[2] Federal Compliance - (Missing Data) Application Date: No evidence of application date located in file. Compliance tests were run using an application date of  XXXX which is 30 days prior to the note date.
[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Ability to Repay not Verified): Minnesota Residential Mortgage Originator and Servicer Licensing Act: Borrower's ability to repay was not verified.
[2] State Compliance - Minnesota Tangible Net Benefit Test: Minnesota Residential Mortgage Originator and Servicer Licensing Act: Mortgage loan does not provide a tangible net benefit to the borrower.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
 [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 3, 5, 7, 8, 9, 10 or DC): The refinance is a XXXX to XXXX loan, but the RTC form used was H8.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 3, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Ability to Repay not Verified): Assignee liability is unclear.  Purchasers and assignees of Minnesota mortgage loans would not appear to be liable for violations of the Act. However, effective 8/1/07, although there does not appear to be any explicit assignee liability, because a new private right of action permits a court to award statutory damages equal to the amount of all lender fees included in the amount of the principal of the residential mortgage loan, there is the potential that secondary market participants may be adversely affected.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

 Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.
																								TILA SOL Expired	B	B	B
900579	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Cash-out - Other		2	1				1				2	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.			Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B	B
900571	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Rate/Term		2	1				1				2	[2] Federal Compliance - Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - (Missing Data) Application Date: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 30 days prior to the note date.			Federal Compliance - Federal FACTA Disclosure: There is no Assignee Liability.			-	B	B	B
900569	XXXX XXXX	XXXX	XX	XXXX	Second Home	Refinance Rate/Term		1	1				1				1							-	A	A	A
900578	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Disaster Date: XXXX Inspection Date:			1				1							-	A	A	A
900572	XXXX XXXX	XXXX	XX	XXXX	Investment	Refinance Cash-out - Other		1	1				1				1							-	A	A	A
900570	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Rate/Term		3	1				1				3
[3] Closing / Title - Missing Document: HUD-1 Final not provided
 [3] Closing / Title - Missing Final HUD-1: Missing Final HUD-1.  Estimated HUD1 used for any applicable Federal, State or Local compliance testing.
																			Closing / Title - Missing Final HUD-1: HUD in file appears to be final. It is not signed or stamped
Closing / Title - Missing Final HUD-1: A violation of RESPA does not impair the validity of a loan or expose a true secondary market purchaser of a loan to assignee liability or rescission of the loan. While there are no express private rights of action under either Section 4 or 5 of RESPA, originators who violate these provisions are subject to enforcement action by a host of federal and state governmental authorities, and face the possible imposition of civil money penalties. Further, originators who violate Sections 4 and 5 of RESPA could be subject to claims arising under state law, such as state deceptive acts and practices statutes.
																							Yes	TR Indeterminable	D	D	D
900585	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Rate/Term		3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Disaster Date: XXXX Inspection Date:	The most recent valuation inspection was not provided.		1				1							-	A	A	A
900587	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Disaster Date: XXXX Inspection Date:			1				1							-	A	A	A
900581	XXXX XXXX	XXXX	XX	XXXX	Primary	Purchase		3	1				1				3
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:  Final TIL Finance Charge of $XXXX is underdisclosed from calculated Finance Charge of $XXXX in the amount of $XXXX.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
																								TILA SOL Expired	B	B	B
900536	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Cash-out - Other		2	1				1				2	[2] Federal Compliance - (Missing Data) Application Date: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 30 days prior to the note date.						-	B	B	B
900565	XXXX XXXX	XXXX	XX	XXXX	Primary	Purchase		3	1				1				3
[3] Closing / Title - Missing Final HUD-1: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - TILA - Final TIL Missing: Truth in Lending Act: Final TIL was not provided to the borrower.
 [2] Federal Compliance - (Missing Data) Application Date: No evidence of application date located in file. Compliance tests were run using an application date of  XXXX which is 30 days prior to the note date.

Closing / Title - Missing Final HUD-1: A violation of RESPA does not impair the validity of a loan or expose a true secondary market purchaser of a loan to assignee liability or rescission of the loan. While there are no express private rights of action under either Section 4 or 5 of RESPA, originators who violate these provisions are subject to enforcement action by a host of federal and state governmental authorities, and face the possible imposition of civil money penalties. Further, originators who violate Sections 4 and 5 of RESPA could be subject to claims arising under state law, such as state deceptive acts and practices statutes.

 Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
																							No	TNR Testing Not Required	D	D	D
900544	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Rate/Term		1	1				1				1							-	A	A	A
900576	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Rate/Term		3	1				1				3
[3] Closing / Title - Missing Final HUD-1: Missing Final HUD-1.  Final HUD1, not signed or stamped used for any applicable Federal, State or Local compliance testing.
 [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
																				GENERAL COMMENT (2018-10-19): Lender states signed Acknowledgement is indication that borrower received and HUD has not changed. Pretium agrees to waive based on Lender statement. Close at Home Loan.
Closing / Title - Missing Final HUD-1: A violation of RESPA does not impair the validity of a loan or expose a true secondary market purchaser of a loan to assignee liability or rescission of the loan. While there are no express private rights of action under either Section 4 or 5 of RESPA, originators who violate these provisions are subject to enforcement action by a host of federal and state governmental authorities, and face the possible imposition of civil money penalties. Further, originators who violate Sections 4 and 5 of RESPA could be subject to claims arising under state law, such as state deceptive acts and practices statutes.

 Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.
																							Yes	TR Indeterminable	D	D	D
900534	XXXX XXXX	XXXX	XX	XXXX	Primary	Purchase		3	3	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided			1				2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B	B
900562	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1				3
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
 [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

 Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.
																							Yes	TR TIL Deficiency	B	B	B
900574	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Rate/Term		2	1				1				2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B	B
900532	XXXX XXXX	XXXX	XX	XXXX	Primary	Purchase		3	3	[3] Government Documentation - Amendatory Clause is missing.: Disclosure: FHA - Amendatory Clause (Government Documents) [3] Government Documentation - Missing Document: FHA Case Number Assignment not provided [3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not provided [3] Government Documentation - Real Estate Certification is missing.: Disclosure: FHA - Real Estate Certification (Government Documents)			1				3
[3] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
 [2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.

Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

 Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.
																								TILA SOL Expired	B	B	B
900542	XXXX XXXX	XXXX	XX	XXXX	Primary	Purchase		3	1				1				3
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
 [2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																			Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: Service provider list was provided at a different date
Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

 Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.
																								TILA SOL Expired	B	B	B
900568	XXXX XXXX	XXXX	XX	XXXX	Primary	Purchase		3	1				1				3	[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR TIL Deficiency	B	B	B
900584	XXXX XXXX	XXXX	XX	XXXX	Primary	Purchase		1	1				1				1							-	A	A	A
900583	XXXX XXXX	XXXX	XX	XXXX	Primary	Purchase		3	3	[3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not provided			1				1							-	A	A	A
900580	XXXX XXXX	XXXX	XX	XXXX	Primary	Purchase		3	1				1				3
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Miscellaneous Compliance - Initial TIL not provided
 [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.

Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

 Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.
																							Yes	TR TIL Deficiency	B	B	B
900586	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Rate/Term		2	1				1				2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-	B	B	B
900559	XXXX XXXX	XXXX	XX	XXXX	Primary	Purchase		2	1				1				2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-	B	B	B
900537	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Rate/Term		3	1				1				3
[3] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
 [2] Miscellaneous Compliance - Prepayment Penalty Discrepancy: Final TIL / CD indicates loan has PPP, however file does not contain prepayment penalty addendum. Missing prepay data may result in invalid high cost, FNMA, and/or QM points and fees findings.

Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

 Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.
																							Tested	TR Tested	B	B	B
900543	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Rate/Term		2	1				1				2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B	B
900539	XXXX XXXX	XXXX	XX	XXXX	Primary	Purchase		3	3	[3] Government Documentation - FHA - Real Estate Certification is not compliant.: Disclosure: FHA - Real Estate Certification (Government Documents) [3] Government Documentation - FHA MIP Error (Borrower Paid):: Calculated Borrower paid FHA upfront premium of $XXXX does not match the mortgage insurance premium collected on the HUD-1 of [3] Government Documentation - FHA MIP Error (Borrower Paid): [3] Government Documentation - Missing Document: HUD/VA 92900-A not provided	HUD in file is Estimated and does not provide the mortgage insurance premium.		1				3
[3] Federal Compliance - Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.
 [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
																					Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.		Yes	TR Indeterminable	D	D	D
900523	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Rate/Term		1	1				1				1							-	A	A	A
900549	XXXX XXXX	XXXX	XX	XXXX	Primary	Purchase		2	1				1				2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-	B	B	B
900561	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Cash-out - Other		3	3	[3] Missing Document - Title: Evidence of title is missing			1				2	[2] Federal Compliance - Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			Federal Compliance - Federal FACTA Disclosure: There is no Assignee Liability.			-	B	B	B
900554	XXXX XXXX	XXXX	XX	XXXX	Primary	Purchase		1	1				1				1							-	A	A	A
900546	XXXX XXXX	XXXX	XX	XXXX	Primary	Refinance Rate/Term		3	1				1				3
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
 [3] Federal Compliance - TILA - Final TIL Missing: Truth in Lending Act: Final TIL was not provided to the borrower.

Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

 Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
																							Yes	TR TIL Deficiency	B	B	B